Quarterly Report
August 31, 2019
MFS®  California Municipal Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 156.3%
Airport Revenue – 11.7%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$340,000	$411,499
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	195,000	246,131
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	195,000	245,417
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	500,000	516,510
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2043	500,000	562,200
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	335,000	407,095
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	335,000	404,258
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	285,000	311,240
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	150,000	163,482
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	395,000	486,810
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	440,000	465,955
		$4,220,597
General Obligations - General Purpose – 5.0%
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	$165,000	$168,670
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	40,630
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	30,000	31,881
State of California, 5.25%, 4/01/2035	455,000	503,357
State of California, 5.5%, 3/01/2040	630,000	643,709
State of California, 5.25%, 11/01/2040	415,000	434,310
		$1,822,557
General Obligations - Schools – 35.1%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2044	$1,000,000	$477,320
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	415,000	476,632
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	535,000	615,175
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	1,000,000	1,130,890
Imperial County, CA, Community College District Rev., “C”, 3.375%, 8/01/2037	500,000	531,205
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	750,000	470,445
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2035	1,250,000	746,875
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	515,000	472,780
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	125,000	145,588
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	405,000	460,173
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	330,000	247,421
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	255,000	277,866
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	855,000	870,817
Napa Valley, CA, Unified School District, 5%, 8/01/2020	225,000	233,305
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	170,000	206,672
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	170,000	205,081
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	410,000	501,122
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/2029	1,000,000	1,310,140
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	265,000	140,140
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	355,000	401,555
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	265,000	293,798
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/2043	765,000	368,722
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	350,000	396,596
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/2025	500,000	587,735
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/2023	500,000	580,020
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/2021	500,000	533,620
		$12,681,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 22.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/2026	$110,000	$119,991
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	450,000	542,641
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/2033	295,000	327,246
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2032	525,000	567,735
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2040	255,000	274,082
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	500,000	523,210
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	535,000	646,082
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	225,000	270,965
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	150,000	180,186
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	230,000	251,321
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	45,000	51,678
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	35,000	40,090
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	15,000	17,106
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	65,000	73,192
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	85,000	94,568
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	455,000	520,620
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	500,000	501,665
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/2042	455,000	495,977
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	350,000	395,217
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	65,000	81,073
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	45,000	55,953
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	40,000	49,476
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	350,000	409,689
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	260,000	271,973
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	610,000	674,721
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	450,000	484,033
Upland, CA, (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	250,000	267,813
		$8,188,303
Healthcare Revenue - Long Term Care – 5.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$150,000	$161,789
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	230,000	253,545
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	150,000	171,192
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	295,000	327,382
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	315,000	339,973
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	115,000	125,529
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	315,000	373,694
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	300,000	334,437
		$2,087,541
Industrial Revenue - Other – 1.9%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$485,000	$674,373
Miscellaneous Revenue - Other – 4.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/2037	$400,000	$439,092
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	235,000	270,264
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	170,000	195,241
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	170,000	194,800
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/2044	385,000	445,422
		$1,544,819
Port Revenue – 4.0%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$300,000	$361,461
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	1,000,000	1,090,670
		$1,452,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 0.0%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	$2,000	$1,235
Secondary Schools – 4.0%
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038	$130,000	$148,637
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	85,000	96,113
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	85,000	95,741
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	255,000	296,136
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	130,000	156,343
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	130,000	154,348
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	85,000	101,645
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	130,000	152,576
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	230,000	247,597
		$1,449,136
State & Local Agencies – 10.4%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$380,000	$429,932
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/2033	275,000	323,026
Los Angeles County, CA, Facilities Lease Rev. (Vermont Corridor County Administration Building), “A”, 5%, 12/01/2043	1,000,000	1,247,620
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AAC, 0%, 8/01/2023	1,220,000	1,145,812
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	160,000	195,813
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	350,000	407,641
		$3,749,844
Tax - Other – 1.5%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$90,000	$90,787
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	120,000	129,672
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	80,000	87,964
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	210,000	232,209
		$540,632
Tax Assessment – 5.4%
Huntington Park, CA, Public Financing Authority Rev., “A”, 5.25%, 9/01/2019	$500,000	$500,000
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	160,000	181,915
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	190,000	230,960
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	225,000	272,043
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	295,000	346,135
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/2033	130,000	141,044
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	250,000	286,665
		$1,958,762
Toll Roads – 3.1%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$515,000	$599,470
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	145,000	167,791
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	320,000	357,968
		$1,125,229
Transportation - Special Tax – 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$55,000	$56,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,078
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	345,000	375,405
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	30,000	32,240
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	40,000	43,242
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	25,000	27,020
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	10,000	10,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/2037	$335,000	$366,929
		$921,036
Universities - Colleges – 10.6%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$285,000	$352,747
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	235,000	285,344
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	235,000	366,786
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	140,000	155,004
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	145,000	160,698
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	640,000	770,144
California Public Works Board Lease Rev. (Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	375,000	409,478
California State University Rev., “A”, 5%, 11/01/2024	370,000	402,412
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	75,000	75,120
Regents of the University of California, Limited Project Rev., “O”, 4%, 5/15/2048	750,000	849,082
		$3,826,815
Universities - Dormitories – 4.4%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	$395,000	$485,143
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	440,000	536,967
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	230,000	261,053
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	260,000	305,817
		$1,588,980
Utilities - Cogeneration – 1.8%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045	$390,000	$471,358
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	150,000	160,888
		$632,246
Utilities - Municipal Owned – 5.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$50,000	$57,175
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	55,000	62,558
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/2024	390,000	396,540
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,001
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	55,000	55,001
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	5,012
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	275,000	219,312
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	40,000	40,078
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	35,000	37,828
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	125,000	135,130
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	235,000	187,413
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	275,000	296,931
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	370,000	397,891
		$1,900,870
Utilities - Other – 3.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$245,000	$391,356
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	585,000	777,886
		$1,169,242
Water & Sewer Utility Revenue – 13.6%
Alameda and Contra Costa Counties, CA, East Bay Municipal District Water System Rev., “A”, 5%, 6/01/2044	$500,000	$643,745
El Monte, CA, Water Authority Rev., “A”, BAM, 5%, 9/01/2048	750,000	930,878
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/2041	460,000	500,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$20,000	$23,034
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	119,314
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	105,000	118,469
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	105,000	116,732
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	440,000	448,043
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/2039	215,000	215,692
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	340,000	400,731
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	295,000	340,734
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	370,000	414,707
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	350,000	424,757
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	170,000	205,647
		$4,902,498
Total Municipal Bonds		$56,438,539
Trust Units – 0.1%
Sales & Excise Tax Revenue – 0.1%
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	16,361	$2,209
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	49,686	36,022
Total Trust Units		$38,231
Investment Companies (h) – 9.6%
Money Market Funds – 9.6%
MFS Institutional Money Market Portfolio, 2.17% (v)	3,467,729	$3,468,076

Other Assets, Less Liabilities – 1.7%		585,851
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) – (67.6)%		(24,425,000)
Net assets applicable to common shares – 100.0%		$36,105,697
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,468,076 and $56,476,770, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 8/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	25	$4,131,250	December – 2019	$13,970
U.S. Treasury Note 10 yr	Short	USD	19	2,502,656	December – 2019	2,733
						$16,703
At August 31, 2019, the fund had cash collateral of $94,700 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$56,476,770	$—	$56,476,770
Mutual Funds	3,468,076	—	—	3,468,076
Total	$3,468,076	$56,476,770	$—	$59,944,846
Other Financial Instruments
Futures Contracts - Assets	$16,703	$—	$—	$16,703
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,106,006	$9,945,866	$7,584,121	$113	$212	$3,468,076

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,089	$—
(3) Jurisdiction Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2019, are as follows:
California	88.7%
Puerto Rico	3.6%
New York	1.1%
Guam	0.8%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Subsequent Event
Effective at the close of business on September 11, 2019, the fund's transfer agent share register has been closed and the fund's common shares are no longer trading on the NYSE American exchange. A liquidating distribution with respect to the common shares will be paid in cash on or about October 4, 2019.